Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	77 Months Ended	103 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000024978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class A
Average Annual Return, Percent		12.49%	11.61%			11.73%
C000068367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class C
Average Annual Return, Percent		16.92%	11.96%			11.65%
C000068368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class I
Average Annual Return, Percent		18.79%	12.82%			12.35%
C000095102 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class Y
Average Annual Return, Percent		19.24%	13.25%	13.26%
C000206605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class Z
Average Annual Return, Percent		19.14%	13.18%			12.70%
C000039961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class A
Average Annual Return, Percent		2.04%	11.55%			11.29%
C000068369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class C
Average Annual Return, Percent		5.69%	11.88%			11.20%
C000068370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class I
Average Annual Return, Percent		7.74%	12.79%			11.90%
C000174226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class Z
Average Annual Return, Percent		7.93%	13.15%		14.54%
C000078761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class A
Average Annual Return, Percent		5.52%	7.07%			7.00%
C000098121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class C
Average Annual Return, Percent		9.50%	7.40%			6.92%
C000095104 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class Z
Average Annual Return, Percent		11.72%	8.53%			7.89%
C000095099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class A
Average Annual Return, Percent		(1.75%)	3.14%			1.78%
C000095100 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class C
Average Annual Return, Percent		1.88%	3.46%			1.71%
C000095101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class I
Average Annual Return, Percent		3.77%	4.35%			2.39%
C000138115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class Z
Average Annual Return, Percent		4.29%	4.84%			2.83%
Without Sales Load [Member] | C000024978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class A—excluding sales load
Average Annual Return, Percent		18.74%	12.82%			12.34%
Without Sales Load [Member] | C000068367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Spectra Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		17.92%	11.96%			11.65%
Without Sales Load [Member] | C000039961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class A—excluding sales load
Average Annual Return, Percent		7.72%	12.77%			11.89%
Without Sales Load [Member] | C000068369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		6.69%	11.88%			11.20%
Without Sales Load [Member] | C000078761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class A—excluding sales load
Average Annual Return, Percent		11.37%	8.22%			7.58%
Without Sales Load [Member] | C000098121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge
Average Annual Return, Percent		10.50%	7.40%			6.92%
Without Sales Load [Member] | C000095099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class A—excluding sales load
Average Annual Return, Percent		3.69%	4.26%			2.33%
Without Sales Load [Member] | C000095100 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		2.88%	3.46%			1.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		12.10%	15.61%	13.23%	13.84%	12.32%
HFRI Equity Hedge Total Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRI Equity Hedge (Total) Index
Average Annual Return, Percent		7.13%	9.84%			5.80%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		9.60%	6.78%			3.48%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent		14.53%	17.23%		17.37%	15.27%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent		14.07%	16.71%	15.98%		14.72%